ALLOWANCE FOR LOAN LOSSES (Schedule of Allowance for Loan Losses) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financing Receivable, Allowance for Credit Losses [Line Items]
Amount	$ 7,995	$ 7,818	$ 7,955	$ 8,039	$ 8,028	$ 8,784
Financing Receivable [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
% to Total Loans	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Commercial, Financial and Agricultural [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Amount	1,257	1,221	1,588	1,469	944	959
Commercial, Financial and Agricultural [Member] | Financing Receivable [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
% to Total Loans	14.67%	14.09%	13.47%	13.68%	12.10%	12.14%
Real Estate - Construction [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Amount	1,152	1,521	1,563	1,614	1,295	1,148
Real Estate - Construction [Member] | Financing Receivable [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
% to Total Loans	7.83%	8.09%	7.37%	7.57%	8.97%	11.31%
Real Estate - Mortgage [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Amount	4,990	4,752	4,486	4,534	5,299	5,811
Real Estate - Mortgage [Member] | Financing Receivable [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
% to Total Loans	71.25%	71.22%	72.37%	72.76%	72.17%	69.30%
Installment Loans to Individuals [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Amount	268	243	285	381	462	694
Installment Loans to Individuals [Member] | Financing Receivable [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
% to Total Loans	4.05%	4.28%	4.63%	5.31%	5.77%	5.80%
All Other Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Amount	$ 328	$ 81	$ 33	$ 41	$ 28	$ 172
All Other Loans [Member] | Financing Receivable [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
% to Total Loans	2.22%	2.32%	2.16%	0.68%	0.99%	1.45%